UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2004

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================


                               THE ANALYTIC FUNDS


                                 [logo omitted]
                          [Analytic INVESTORS omitted]




                                  ANNUAL REPORT
                                December 31, 2004



                         THE ADVISORS' INNER CIRCLE FUND

                         ANALYTIC DEFENSIVE EQUITY FUND
                         ANALYTIC SHORT-TERM INCOME FUND
                         ANALYTIC GLOBAL LONG-SHORT FUND


================================================================================

THE ADVISORS' INNER CIRCLE FUND                                ANALYTIC FUNDS
                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ...................................................       1

Statements of Net Assets
   Defensive Equity Fund ...............................................       7
   Short-Term Income Fund ..............................................      14

Schedule of Investments
   Global Long-Short Fund ..............................................      17

Statement of Assets and Liabilities
   Global Long-Short Fund ..............................................      26

Statements of Operations ...............................................      27

Statements of Changes in Net Assets ....................................      28

Financial Highlights
   Defensive Equity Fund ...............................................      30
   Short-Term Income Fund ..............................................      31
   Global Long-Short Fund ..............................................      32

Notes to Financial Statements ..........................................      33

Report of Independent Registered Public Accounting Firm ................      43

Trustees and Officers of The Advisors' Inner Circle Fund ...............      44

Disclosure of Fund Expenses ............................................      52

Notice to Shareholders .................................................      53
--------------------------------------------------------------------------------



A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 1-866-777-7818; and (ii) on the Commission's website at http://www.sec.gov.

The Portfolio's Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------
December 31, 2004

Dear Fellow Shareholders:

We are pleased to send you the Analytic Funds Annual report for the year ended December 31, 2004.

U.S. equities posted double digit gains for the second consecutive year as the S&P 500 Index returned 10.88%. The U.S. economy grew 4.4% in 2004, marking the fastest real growth since 1999. While most of the economic news released in 2004 was positive, rising energy prices, mixed consumer confidence, and increasing geopolitical risks were considered negatives for the market. As a result, investors struggled with uncertainty for most of the year. The majority of 2004 gains occurred in the final three months of the year as an uncontested outcome of the November presidential election helped investor confidence, translating into higher equity prices. Largely in response to signs of an economic recovery, the Federal Reserve Board raised its target for short-term interest rates five times, increasing their target rate from 1.00% to 2.25%.

The improving global economy also helped push international equities to strong gains in 2004. International stock markets were given a further boost by the continued weakness of the U.S. dollar as it fell 7.60% against the euro and 4.50% versus the Japanese yen. According to Morgan Stanley Capital International indices, Australia finished 2004 up over 30%, Europe returned 21%, and Japan was up 16% for the year, in U.S. dollar terms.

Bond returns were positive for the 5th consecutive year, with the Lehman U.S. Government Credit Index returning 4.21% in 2004. Although the Federal Reserve Board raised short-term interest rates five times during the year, tame reports on job creation and economic growth kept longer-term bond prices stable. Long-term bonds outperformed those of shorter duration, and corporate bonds performed better than U.S. Treasuries and Agencies.

The Analytic Defensive Equity Fund (symbol: ANDEX) returned 9.87% in 2004 while the S&P 500 Index was up 10.88%. The annual volatility of the S&P 500 Index was 15.60% versus 9.00% for the Defensive Equity Fund, which targets a lower level of risk than the market. The Fund's conservative, hedged investment process captured 91% of the market return with only 58% of the risk. During 2004, we had strong stock selection within the Utilities and Consumer Services sectors. Specifically, among the best performing stocks was a long position in TXU which rallied after announcing it had hired C. John Wilder, a recognized leader in the utility industry, as its new CEO. In addition, investors welcomed news that the company announced two divestitures along with plans to sell a third business and refocus on core markets. Another strong performer during the year was Autodesk, which reported strong quarterly profits that exceeded analyst expectations.

The Analytic Short Term Income Fund (symbol: ANSTX) returned 2.12%, outperforming the 1.21% return for the Merrill Lynch 1-3 Year U.S. Corporate/Government Index. This outperformance was achieved with similar risk in terms of interest rate exposure, sector exposure and volatility. The primary source of outperformance was security selection in the corporate sector.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------
Finally, the Analytic Global Long-Short Fund (symbol: ANGLX) returned 6.98% in 2004 while the Morgan Stanley MSCI World Index was up 14.72%. The strategy invests both long and short in global equities, and like the Defensive Equity Fund also targets a lower level of risk than global markets. While the fund produced a positive return with lower volatility than the broad markets, the Fund lagged global equities which continued to post very strong returns, due in large part to the weakness of the U.S. dollar. Stock selection was strong in the United States and Spain. Specifically, a long position in Amadeus Global Travel Distribution performed well as the global travel service company reported strong bookings in 2004 as a result of growth in Asia, the Middle East, Africa and Eastern Europe. In addition, a long position in Archer-Daniels-Midland, a U.S. food processor, also helped performance as the company experienced strong profits in 2004.

We appreciate your loyalty and continuing support.



Sincerely,



         /s/ Harindra de Silva                          /s/ Greg McMurran

         Harindra de Silva, Ph.D, CFA                   Greg McMurran
         President/Portfolio Manager                    Chief Investment Officer



   /s/ Dennis Bein              /s/ Steven Sapra        /s/ Scott Barker

   Dennis Bein, CFA             Steven Sapra, CFA       Scott Barker, CFA
   Portfolio Manager            Portfolio Manager       Portfolio Manager



         /s/ Robert Murdock                             /s/ Doug Savarese

         Robert Murdock, Ph.D., CFA                     Doug Savarese, CFA
         Portfolio Manager                              Portfolio Manager


               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES


LIPPER MUTUAL FUND AVERAGES are equally-weighted benchmarks composed of mutual funds with similar objectives.

MERRILL LYNCH 1-3 YEAR U.S. CORPORATE/GOVERNMENT INDEX is a market-value weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-bearing, investment grade U.S. domestic debt. Maturities of the securities range from one to three years.

MORGAN STANLEY MSCI WORLD INDEXSM is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCIWORLD INDEX consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

S&P 500 INDEX is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Growth of a $10,000 Investment

                       ----------------------------------
                          AVERAGE ANNUAL TOTAL RETURN*
                       FOR PERIOD ENDED DECEMBER 31, 2004
                       ----------------------------------
                       1 Year        5 Years     10 Years
                       ----------------------------------
                        9.87%         1.72%       11.05%
                       ----------------------------------


                       ANALYTIC                                LIPPER LARGE
                       DEFENSIVE             S&P 500          CAP CORE FUNDS
                      EQUITY FUND             INDEX           CLASSIFICATION
12/31/94                $10,000              $10,000              $10,000
1995                    $12,155              $13,758              $13,225
1996                    $14,065              $16,917              $16,039
1997                    $16,748              $22,560              $20,562
1998                    $21,587              $29,008              $25,415
1999                    $26,195              $35,111              $30,709
2000                    $24,503              $31,916              $28,866
2001                    $24,018              $28,121              $24,851
2002                    $21,083              $21,907              $19,043
2003                    $25,959              $28,192              $23,949
2004                    $28,522              $31,259              $25,812

*If the Adviser and/or Fund service providers had not limited certain expenses, the Fund's total return would have been lower.


  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
    MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES
      THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY
FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
                     THE PERFORMANCE WOULD HAVE BEEN LOWER.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
        WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE
       FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
      ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Growth of a $10,000 Investment

                       ----------------------------------
                          AVERAGE ANNUAL TOTAL RETURN*
                       FOR PERIOD ENDED DECEMBER 31, 2004
                       ----------------------------------
                       1 Year       5 Years      10 Years
                       ----------------------------------
                        2.12%        5.76%        5.97%
                       ----------------------------------

                                           MERRILL LYNCH             LIPPER
                                            1-3 YR U.S.            SHORT-TERM
                    ANALYTIC                 CORPORATE                U.S.
                   SHORT-TERM               GOVERNMENT             GOVERNMENT
                   INCOME FUND                 INDEX               OBJECTIVE
12/31/94             $10,000                  $10,000                $10,000
1995                 $11,057                  $11,107                $11,044
1996                 $11,643                  $11,671                $11,512
1997                 $12,289                  $12,452                $12,232
1998                 $13,162                  $13,325                $12,985
1999                 $13,496                  $13,758                $13,281
2000                 $14,522                  $14,868                $14,256
2001                 $15,541                  $16,163                $15,248
2002                 $16,534                  $17,148                $16,081
2003                 $17,487                  $17,617                $16,285
2004                 $17,857                  $17,831                $16,404


*If the Adviser and/or Fund service providers had not limited certain expenses, the Fund's total return would have been lower.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
    MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES
      THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY
FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
                     THE PERFORMANCE WOULD HAVE BEEN LOWER.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
          PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
           MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Growth of a $10,000 Investment

                       ----------------------------------
                          AVERAGE ANNUAL TOTAL RETURN**
                       FOR PERIOD ENDED DECEMBER 31, 2004
                       ----------------------------------
                                                  Since
                       1 Year       5 Years      9/30/99*
                       ----------------------------------
                        6.98%       (3.05)%      (0.67)%
                       ----------------------------------

                  ANALYTIC          MORGAN STANLEY          LIPPER
                   GLOBAL                MSCI            INTERNATIONAL
                 LONG-SHORT              WORLD               FUNDS
                    FUND                 INDEX             OBJECTIVE
9/30/99            $10,000              $10,000              $10,000
1999               $11,267              $11,687              $12,559
                   $11,267              $11,388              $12,092
2000               $ 9,978              $10,147              $10,776
                   $ 8,529              $ 9,076              $ 9,318
2001               $ 7,642              $ 8,439              $ 8,533
                   $ 7,909              $ 7,695              $ 8,431
2002               $ 7,128              $ 6,760              $ 7,158
                   $ 8,120              $ 7,512              $ 7,797
2003               $ 9,023              $ 8,999              $ 9,683
                   $ 8,896              $ 9,316              $10,035
2004               $ 9,653              $10,324              $11,427


 *Beginning of operations. Index comparisons begin on 9/30/99.
**If the Adviser and/or Fund service providers had not limited certain expenses, the Fund's total return would have been lower.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
    MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES
     THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY
FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
                     THE PERFORMANCE WOULD HAVE BEEN LOWER.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
          PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
          MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTING (UNAUDITED)+:
   10.1%    Medical Products & Services
    9.9%    Computers & Services
    9.0%    Electric Equipment & Services
    8.9%    Cash Equivalents
    8.5%    Banks
    6.2%    Financial Services
    6.2%    Retail
    5.3%    Chemicals
    5.3%    Telephones & Telecommunications
    5.0%    U.S. Treasury Obligations
    4.7%    Petroleum
    4.5%    Food, Beverage & Tobacco
    3.2%    Automotive
    3.1%    Insurance
    2.5%    Media
    1.9%    Entertainment
    1.8%    Building & Construction
    1.5%    Diversified Operations
    1.2%    Consumer Products
    0.8%    Transportation Services
    0.3%    Aerospace & Devense
    0.1%    Real Estate Investment Trusts
+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 COMMON STOCK -- 99.4%
--------------------------------------------------------------------------------


                                                          SHARES        VALUE
                                                        ----------    ---------

AEROSPACE & DEFENSE -- 0.3%
   General Dynamics (D) .............................        738    $    77,195
   Lockheed Martin (D) ..............................      2,007        111,489
                                                                    -----------
                                                                        188,684
                                                                    -----------
AUTOMOTIVE -- 3.7%
   Autozone* (C) ....................................     13,638      1,245,286
   Cummins (C) ......................................      6,194        518,995
   Navistar International* (D) ......................      7,842        344,891
                                                                    -----------
                                                                      2,109,172
                                                                    -----------
BANKS -- 9.8%
   Bank of America (C) ..............................     32,058      1,506,405
   Citigroup (C) ....................................     27,649      1,332,129
   National City (D) ................................     17,320        650,366
   PNC Financial Services Group (D) .................     18,588      1,067,695
   US Bancorp .......................................     26,386        826,410
   Washington Mutual ................................      5,312        224,591
                                                                    -----------
                                                                      5,607,596
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                        ----------    ---------

BUILDING & CONSTRUCTION -- 2.1%
   Caterpillar (C) ..................................      4,439    $   432,847
   Centex (C) .......................................      4,075        242,789
   Georgia-Pacific (D) ..............................     13,994        524,495
                                                                    -----------
                                                                      1,200,131
                                                                    -----------
CHEMICALS -- 6.1%
   Dow Chemical (C) .................................     31,720      1,570,457
   Eastman Chemical (C) .............................     23,891      1,379,228
   Hercules* (D) ....................................     24,519        364,107
   PPG Industries (D) ...............................      2,806        191,257
                                                                    -----------
                                                                      3,505,049
                                                                    -----------
COMMUNICATIONS EQUIPMENT -- 0.3%
   Avaya* (C) .......................................     10,971        188,701
                                                                    -----------
COMPUTERS & SERVICES -- 9.4%
   Autodesk (C) .....................................     21,274        807,348
   Cisco Systems* (C) ...............................     50,007        965,135
   Dell* (C) ........................................     21,405        902,007
   Hewlett-Packard (D) ..............................     34,013        713,253
   International Business Machines (D) ..............      8,463        834,283
   Intuit* (D) ......................................      2,950        129,829
   Microsoft (D) ....................................     27,167        725,643
   Oracle* (D) ......................................     22,460        308,151
                                                                    -----------
                                                                      5,385,649
                                                                    -----------
CONSUMER PRODUCTS -- 0.2%
   Colgate-Palmolive (C) ............................      1,708         87,381
                                                                    -----------
DEPARTMENT STORES -- 4.0%
   Federated Department Stores (C) ..................     20,472      1,183,077
   Sears Roebuck ....................................      3,095        157,938
   Wal-Mart Stores ..................................     17,496        924,138
                                                                    -----------
                                                                      2,265,153
                                                                    -----------
DIVERSIFIED OPERATIONS -- 1.7%
   Eaton (C) ........................................      5,083        367,806
   Tyco International ...............................     17,370        620,804
                                                                    -----------
                                                                        988,610
                                                                    -----------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                        ----------    ---------

ELECTRICAL EQUIPMENT & SERVICES -- 5.2%
   AES* (C) .........................................     14,630    $   199,992
   C.R. Bard (C) ....................................        779         49,841
   Centerpoint Energy (C) ...........................     30,128        340,447
   Edison International (C) .........................     16,908        541,563
   General Electric (D) .............................      7,217        263,421
   L-3 Communications Holdings (D) ..................      5,641        413,147
   Southern .........................................      4,845        162,404
   TXU ..............................................     12,229        789,504
   Valero Energy ....................................      5,226        237,260
                                                                    -----------
                                                                      2,997,579
                                                                    -----------
ENTERTAINMENT -- 2.1%
   Carnival (C) .....................................     21,259      1,225,156
                                                                    -----------
FINANCIAL SERVICES -- 7.2%
   Countrywide Credit Industry (C) ..................     26,385        976,509
   Equifax (C) ......................................     18,655        524,205
   Federated Investors, Cl B (C) ....................     15,982        485,853
   Freddie Mac (C) ..................................     10,895        802,961
   H&R Block (D) ....................................     16,966        831,334
   Lehman Brothers Holding (D) ......................      5,447        476,504
                                                                    -----------
                                                                      4,097,366
                                                                    -----------
FOOD, BEVERAGE & TOBACCO -- 5.3%
   Altria Group (D) .................................     17,684      1,080,492
   Archer-Daniels-Midland (C) .......................     61,444      1,370,816
   PepsiCo (D) ......................................      4,525        236,205
   Sara Lee .........................................     13,379        322,969
                                                                    -----------
                                                                      3,010,482
                                                                    -----------
HOME PRODUCTS -- 0.3%
   Gillette (D) .....................................      3,616        161,924
                                                                    -----------
INSURANCE -- 3.6%
   ACE (C) ..........................................     11,562        494,276
   Aetna (C) ........................................        573         71,482
   Allstate (C) .....................................     10,952        566,437
   Prudential Financial (D) .........................     16,296        895,628
                                                                    -----------
                                                                      2,027,823
                                                                    -----------
MEDIA -- 2.8%
   Walt Disney (C) ..................................     58,428      1,624,298
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                        ----------    ---------

MEDICAL PRODUCTS & SERVICES -- 8.1%
   AmerisourceBergen (C) ............................     14,638    $   858,958
   Becton Dickinson (C) .............................      2,209        125,471
   Boston Scientific* (C) ...........................      3,684        130,966
   Guidant (D) ......................................      1,169         84,285
   Humana* (D) ......................................     12,300        365,187
   IMS Health .......................................     12,464        289,289
   Johnson & Johnson (D) ............................     31,666      2,008,258
   Millipore* (D) ...................................      9,964        496,307
   St. Jude Medical* ................................      2,086         87,466
   UnitedHealth Group ...............................      2,283        200,973
                                                                    -----------
                                                                      4,647,160
                                                                    -----------
MISCELLANEOUS BUSINESS SERVICES -- 2.0%
   Affiliated Computer Services* (C) ................     14,946        899,600
   Unisys* ..........................................     23,377        237,978
                                                                    -----------
                                                                      1,137,578
                                                                    -----------
PAPER & PAPER PRODUCTS -- 1.0%
   Pactiv* (D) ......................................     21,451        542,496
                                                                    -----------
PETROLEUM & FUEL PRODUCTS -- 0.5%
   BJ Services* (C) .................................      5,500        255,970
                                                                    -----------
PETROLEUM REFINING -- 5.0%
   ChevronTexaco (C) ................................     14,748        774,417
   ConocoPhillips (C) ...............................     15,143      1,314,867
   Exxon Mobil ......................................     14,270        731,480
   Marathon Oil (D) .................................      1,672         62,884
                                                                    -----------
                                                                      2,883,648
                                                                    -----------
PHARMACEUTICALS -- 2.6%
   Merck (D) ........................................      6,746        216,816
   Pfizer (D) .......................................     47,776      1,284,697
                                                                    -----------
                                                                      1,501,513
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
   Simon Property Group .............................      1,047         67,709
                                                                    -----------
RETAIL -- 3.2%
   Darden Restaurants (C) ...........................      3,792        105,190
   Deere (C) ........................................      6,201        461,355
   Goodyear Tire & Rubber* (D) ......................     48,655        713,282


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES/
                                                       FACE AMOUNT      VALUE
                                                     ---------------  ---------

RETAIL -- (CONTINUED)
   Home Depot (D) ...................................     10,991    $   469,755
   Office Depot* (D) ................................      4,630         80,377
                                                                    -----------
                                                                      1,829,959
                                                                    -----------
SEMI CONDUCTORS -- 5.2%
   Advanced Micro Devices* (C) ......................      5,901        129,940
   Freescale Semiconductor* (C) .....................      6,832        125,436
   Intel (D) ........................................     67,116      1,569,843
   Micron Technology* (D) ...........................     41,844        516,773
   National Semiconductor* (D) ......................      7,357        132,058
   Nvidia* (D) ......................................      9,302        219,155
   Texas Instruments ................................     10,862        267,423
                                                                    -----------
                                                                      2,960,628
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS -- 5.8%
   AT&T .............................................      2,926         55,770
   BellSouth (C) ....................................      2,228         61,916
   Lucent Technologies* (D) .........................     69,611        261,737
   Motorola (D) .....................................     61,879      1,064,319
   Nextel Communications* (D) .......................     27,815        834,450
   SBC Communications ...............................     24,016        618,892
   Sprint-FON Group* (C) ............................      5,761        143,161
   Verizon Communications ...........................      7,436        301,232
                                                                    -----------
                                                                      3,341,477
                                                                    -----------
TRANSPORTATION SERVICES -- 0.9%
   Burlington Northern Santa Fe (C) .................     10,892        515,301
                                                                    -----------
WHOLESALE -- 0.9%
   Cardinal Health (C) ..............................      8,530        496,019
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $49,718,760) ............................                56,850,212
                                                                    -----------
--------------------------------------------------------------------------------
 U.S.  TREASURY OBLIGATIONS -- 5.7%
--------------------------------------------------------------------------------
   U.S. TREASURY BILLS (A) (B)
      1.800%, 02/24/05 .............................. $3,290,000      3,280,604
                                                                    -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $3,281,191) .............................                 3,280,604
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CASH EQUIVALENTS -- 10.3%
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ----------     ---------

   HighMark Diversified Money Market Fund ...........  2,280,800    $ 2,280,800
   Union Bank of California Money Market Fund .......  3,588,002      3,588,002
                                                                    -----------
   TOTAL CASH EQUIVALENTS
      (Cost $5,868,802) .............................                 5,868,802
                                                                    -----------
   TOTAL INVESTMENTS -- 115.4%
      (Cost $58,868,753) ............................                65,999,618
                                                                    -----------
--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT -- (16.5)%
--------------------------------------------------------------------------------
   Allegheny Technologies ...........................    (16,919)      (366,635)
   Applied Micro Circuits* ..........................    (33,961)      (142,976)
   Avery Dennison ...................................    (14,468)      (867,646)
   Biogen Idec* .....................................     (5,587)      (372,150)
   Broadcom, Cl A* ..................................    (13,294)      (429,130)
   Calpine* .........................................    (37,858)      (149,161)
   Ciena* ...........................................    (44,919)      (150,029)
   Coach* ...........................................     (7,322)      (412,961)
   Dillard's, Cl A ..................................     (1,757)       (47,211)
   Dow Jones ........................................     (3,764)      (162,078)
   Dynegy* ..........................................    (23,443)      (108,307)
   E*Trade Financial* ...............................    (18,690)      (279,415)
   General Mills ....................................     (9,816)      (487,953)
   General Motors ...................................     (6,175)      (247,371)
   Great Lakes Chemical .............................    (20,665)      (588,746)
   Janus Capital Group ..............................     (2,827)       (47,522)
   JDS Uniphase* ....................................    (30,849)       (97,791)
   Loews ............................................     (2,038)      (143,271)
   Medimmune* .......................................    (16,081)      (435,956)
   Mercury Interactive* .............................    (11,090)      (505,149)
   Monsanto .........................................    (12,914)      (717,373)
   Monster Worldwide* ...............................    (14,647)      (492,725)
   Network Appliance* ...............................     (2,276)       (75,609)
   Novell* ..........................................    (15,391)      (103,889)
   Pall .............................................    (13,237)      (383,211)
   PMC - Sierra* ....................................    (51,180)      (575,775)
   Power-One* .......................................     (9,713)       (86,640)
   Rohm & Haas ......................................     (5,887)      (260,382)
   Rowan* ...........................................     (3,091)       (80,057)
   Siebel Systems* ..................................    (18,751)      (196,885)
   Tiffany ..........................................     (6,708)      (214,455)
   Visteon ..........................................    (19,365)      (189,196)
                                                                    -----------
   TOTAL SECURITIES SOLD SHORT
      (Proceeds $9,089,689) .........................                (9,417,655)
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 WRITTEN INDEX OPTION CONTRACTS -- (1.5)%
--------------------------------------------------------------------------------

                                                      CONTRACTS        VALUE
                                                    -------------    ---------

   S&P 500 Index, January 2005, 1175 Call ...........       (100)   $  (390,000)
   S&P 500 Index, January 2005, 1225 Call ...........       (100)       (74,000)
   S&P 500 Index, February 2005, 1185 Call ..........       (100)      (404,000)
                                                                    -----------
   TOTAL WRITTEN INDEX OPTION CONTRACTS
      (Premiums received $761,600) ..................                  (868,000)
                                                                    -----------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 2.5%
--------------------------------------------------------------------------------
   Administration Fees Payable ......................                   (19,375)
   Investment Advisory Fees Payable .................                    (7,530)
   Payable for Capital Shares Redeemed ..............                    (5,917)
   Trustees' Fees Payable ...........................                    (3,446)
   Other Assets and Liabilities, Net ................                 1,493,101
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ...............                 1,456,833
                                                                    -----------
   NET ASSETS -- 100.0% .............................               $57,170,796
                                                                    ===========

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid-in Capital ..................................                51,914,075
   Undistributed Net Investment Income ..............                   747,244
   Accumulated Net Realized Loss on Investments .....                (2,808,664)
   Net Unrealized Appreciation on Investments,
      Options and Futures Contracts .................                 7,270,514
   Net Unrealized Appreciation on Forward Foreign
      Currency Contracts, Foreign Currency and
      Translation of Other Assets and Liabilities
      in Foreign Currency ...........................                    47,627
                                                                    -----------
   NET ASSETS .......................................               $57,170,796
                                                                    ===========
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) .....                 4,902,028
                                                                    -----------
NET ASSET VALUE, Offering and Redemption
      Price Per Share ...............................                    $11.66
                                                                    ===========

 *  NON-INCOME PRODUCING SECURITY
 CL CLASS
(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.
(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN INDEX OPTION CONTRACTS.
(D) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR SECURITIES SOLD SHORT.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
                                                          DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)+:
   73.4%    U.S. Treasury Obligations
   24.8%    U.S. Government Agency Obligations
    1.8%    Cash Equivalents
+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 73.0%
--------------------------------------------------------------------------------

                                                     FACE AMOUNT        VALUE
                                                   ---------------    ---------

   U.S. TREASURY BILLS (A)(B)
      2.357%, 06/02/05 .............................. $6,500,000    $ 6,433,752
   U.S. TREASURY NOTES
      7.000%, 07/15/06 ..............................    900,000        954,207
      6.500%, 10/15/06 ..............................  1,000,000      1,059,920
      5.625%, 02/15/06 ..............................  1,000,000      1,030,938
      3.125%, 05/15/07 ..............................  1,000,000        999,492
      3.000%, 11/15/07 ..............................  1,500,000      1,490,742
      2.750%, 08/15/07 ..............................  1,000,000        989,023
      2.625%, 11/15/06 ..............................  1,000,000        992,617
      2.375%, 08/15/06 ..............................  1,200,000      1,188,610
      2.250%, 04/30/06 ..............................  1,000,000        991,719
      2.250%, 02/15/07 ..............................  1,000,000        983,047
      2.000%, 05/15/06 ..............................    800,000        790,562
      1.875%, 01/31/06 ..............................  1,000,000        990,391
                                                                    -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $19,153,917) ............................                18,895,020
                                                                    -----------

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.7%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 3.1%
      2.875%, 09/15/06 ..............................    600,000        597,873
      1.875%, 06/15/06 ..............................    200,000        196,480
                                                                    -----------
                                                                        794,353
                                                                    -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 11.7%
      5.500%, 07/15/06 ..............................  1,100,000      1,138,500
      4.875%, 03/15/07 ..............................    500,000        516,254
      2.875%, 12/15/06 ..............................    500,000        496,492
      2.750%, 08/15/06 ..............................    400,000        397,376
      2.375%, 02/15/07 ..............................    500,000        490,798
                                                                    -----------
                                                                      3,039,420
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
                                                          DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                     FACE AMOUNT/
                                                        SHARES/
                                                       CONTRACTS       VALUE
                                                   ----------------  ---------

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.9%
      5.500%, 02/15/06 .............................. $  600,000    $   616,007
      5.250%, 04/15/07 ..............................    500,000        520,968
      5.000%, 01/15/07 ..............................    500,000        516,867
      4.375%, 10/15/06 ..............................    500,000        509,990
      3.000%, 08/15/07 ..............................    400,000        396,034
                                                                    -----------
                                                                      2,559,866
                                                                    -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $6,311,502) .............................                 6,393,639
                                                                    -----------
--------------------------------------------------------------------------------
 CASH EQUIVALENTS -- 1.8%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund ...........    106,006        106,006
   Union Bank of California Money Market Fund .......    354,820        354,820
                                                                    -----------
   TOTAL CASH EQUIVALENTS
      (Cost $460,826) ...............................                   460,826
                                                                    -----------
   TOTAL INVESTMENTS -- 99.5%
      (Cost $25,926,245) ............................                25,749,485
                                                                    -----------
--------------------------------------------------------------------------------
 WRITTEN INDEX OPTION CONTRACTS -- 0.0%
--------------------------------------------------------------------------------
   AMEX Index, January 2005, 670 Put ................        (14)        (3,150)
   Morgan Stanley Consumer Index, January 2005,
      560 Put .......................................        (16)        (2,400)
   PHLX Semiconductor, January 2005, 350 Put ........        (20)          (500)
   PHLX Utility Index, January 2005, 350 Put ........        (27)        (1,485)
   Russell 2000 Index, January 2005, 610 Put ........        (15)        (1,425)
   S&P 100 Index, January 2005, 545 Put .............        (16)        (1,120)
   S&P 500 Index, January 2005, 1,150 Put ...........         (8)        (1,400)
                                                                    -----------
   TOTAL WRITTEN INDEX OPTION CONTRACTS
      (Premiums received $17,382) ...................                   (11,480)
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
                                                          DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 0.5%
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                     ---------

   Receivable Due from Investment Adviser ...........               $    10,800
   Payable for Capital Shares Redeemed ..............                   (71,524)
   Administration Fees Payable ......................                    (9,412)
   Trustees' Fees Payable ...........................                    (1,785)
   Income Distribution Payable ......................                      (557)
   Other Assets and Liabilities, Net ................                   208,662
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ...............                   136,184
                                                                    -----------
   NET ASSETS -- 100.0% .............................               $25,874,189
                                                                    ===========

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid-in Capital                                                   26,307,092
   Distributions in Excess of Net Investment Income .                  (116,048)
   Accumulated Net Realized Loss on Investments,
      Options and Futures Contracts .................                  (144,955)
   Net Unrealized Depreciation on Investments and
      Option Contracts ..............................                  (170,858)
   Net Unrealized Depreciation on Forward Foreign
      Currency Contracts, Foreign Currency and
      Translation of Other Assets and Liabilities
      in Foreign Currency ...........................                    (1,042)
                                                                    -----------
   NET ASSETS .......................................               $25,874,189
                                                                    ===========

INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) .....                 2,496,107
                                                                    -----------
NET ASSET VALUE, Offering and Redemption
      Price Per Share ...............................                    $10.37
                                                                    ===========

(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR WRITTEN INDEX OPTION CONTRACTS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)+:
   21.0%    Cash Equivalents
    7.9%    U.S. Treasury Obligations
    7.4%    Electric Equipment & Services
    5.0%    Insurance
    5.1%    Transportation Services
    4.9%    Medical Products & Services
    4.7%    Building & Construction
    4.7%    Petroleum
    4.4%    Financial Services
    4.2%    Diversified Operations
    4.0%    Retail
    4.0%    Telephones & Telecommunications
    3.2%    Computers & Services
    3.1%    Commercial Services
    3.0%    Consumer Products
    2.6%    Food, Beverages & Tobacco
    2.3%    Automotive
    2.0%    Real Estate Investment Trusts
    1.9%    Banks
    1.6%    Aerospace & Defense
    1.4%    Wholesale
    1.3%    Entertainment
    0.2%    Chemicals
    0.1%    Media
+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 COMMON STOCK (C) -- 94.5%
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ----------     ---------

AUSTRALIA -- 1.4%
   Rio Tinto ........................................      1,216    $    37,290
                                                                    -----------
BELGIUM -- 0.3%
   Colruyt ..........................................         39          6,340
                                                                    -----------
DENMARK -- 1.8%
   Danisco ..........................................        800         48,826
                                                                    -----------
FINLAND -- 0.8%
   Fortum* ..........................................      1,090         20,179
                                                                    -----------
GERMANY -- 4.6%
   Celesio* .........................................        612         49,779
   Continental* .....................................        694         44,081
   Deutsche Lufthansa* ..............................      1,989         28,522
                                                                    -----------
                                                                        122,382
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ----------     ---------

HONG KONG -- 3.8%
   CLP Holdings .....................................      3,500    $    20,128
   Esprit Holdings ..................................      5,500         33,258
   Swire Pacific ....................................      5,500         45,994
                                                                    -----------
                                                                         99,380
                                                                    -----------
ITALY -- 2.8%
   Italcementi* .....................................      2,894         46,614
   Tiscali* .........................................      7,198         26,710
                                                                    -----------
                                                                         73,324
                                                                    -----------
JAPAN -- 14.7%
   Casio Computer ...................................      2,000         30,858
   CSK ..............................................        100          4,528
   Daiichi Pharmaceutical ...........................        500         10,808
   Hitachi ..........................................      3,000         20,787
   KDDI .............................................          4         21,548
   Kubota ...........................................      6,000         29,745
   Kyowa Hakko Kogyo ................................      6,000         45,086
   Kyushu Electric Power ............................      1,400         28,281
   Mitsubishi Electric ..............................      5,000         24,495
   Nippon Telegraph & Telephone .....................          2          8,978
   NTT Data .........................................          4         12,921
   Omron ............................................        700         16,702
   Pioneer ..........................................        800         15,614
   Sony .............................................      1,000         38,646
   Suzuki Motor .....................................      2,000         36,538
   Taisho Pharmaceutical ............................      2,000         43,525
                                                                    -----------
                                                                        389,060
                                                                    -----------
NETHERLANDS -- 1.8%
   European Aeronautic Defense & Space* .............        638         18,549
   Vedior* ..........................................      1,784         29,075
                                                                    -----------
                                                                         47,624
                                                                    -----------
NORWAY -- 3.8%
   Norsk Hydro ......................................        590         46,466
   Statoil* .........................................      2,933         46,005
   Yara International* ..............................        599          7,887
                                                                    -----------
                                                                        100,358
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ----------     ---------

SINGAPORE -- 2.4%
   CapitaCommercial Trust* ..........................      2,800    $     2,178
   Capitaland Limited ...............................     14,000         18,268
   Singapore Telecommunications .....................     28,786         41,969
                                                                    -----------
                                                                         62,415
                                                                    -----------
SPAIN -- 5.4%
   Amadeus Global Travel Distribution, Cl A* ........      4,113         42,321
   Fomento de Construcciones y Contratas ............      1,113         53,600
   Metrovacesa* .....................................      1,016         47,230
                                                                    -----------
                                                                        143,151
                                                                    -----------
SWEDEN -- 0.3%
   Holmen, Cl B .....................................        229          7,926
                                                                    -----------
SWITZERLAND -- 1.0%
   Swatch Group* ....................................        188         27,594
                                                                    -----------
UNITED KINGDOM -- 7.2%
   Aegis Group ......................................     23,768         49,283
   BHP Billiton .....................................      2,904         34,038
   International Power* .............................      5,085         15,083
   ITV* .............................................     21,971         44,397
   Kelda Group ......................................      1,320         16,029
   Slough Estates ...................................        289          3,052
   Taylor Woodrow ...................................      2,704         14,121
   Wolseley .........................................        793         14,821
                                                                    -----------
                                                                        190,824
                                                                    -----------
UNITED STATES -- 42.4%
   Allstate .........................................        888         45,927
   American Standard* ...............................        799         33,015
   Anadarko Petroleum ...............................        148          9,592
   AON ..............................................      1,974         47,100
   Archer-Daniels-Midland ...........................      1,946         43,415
   AT&T .............................................      2,133         40,655
   Avon Products ....................................        932         36,068
   Bear Stearns .....................................        467         47,779
   Burlington Northern Santa Fe .....................        965         45,654
   Computer Sciences* ...............................        905         51,015
   CVS ..............................................        868         39,121
   Edison International .............................      1,486         47,597
   Federated Department Stores ......................        653         37,737
   Freddie Mac ......................................        134          9,876


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES/
                                                     FACE AMOUNT       VALUE
                                                    -------------    ---------

UNITED STATES -- (CONTINUED)
   Golden West Financial ............................        414    $    25,428
   Goldman Sachs Group ..............................        450         46,818
   Jefferson-Pilot ..................................        781         40,581
   Lehman Brothers Holding ..........................        327         28,606
   Lexmark International* ...........................        119         10,115
   Masco ............................................        440         16,073
   McGraw-Hill ......................................         40          3,662
   Merrill Lynch ....................................         19          1,136
   Metlife ..........................................        144          5,833
   Morgan Stanley ...................................        380         21,098
   National City ....................................      1,119         42,018
   NiSource .........................................      1,508         34,352
   Norfolk Southern .................................        942         34,091
   Northrop Grumman .................................        690         37,508
   Occidental Petroleum .............................        762         44,470
   Omnicom Group ....................................        189         15,937
   Procter & Gamble .................................         98          5,398
   Schlumberger .....................................         96          6,427
   St. Paul Travelers ...............................      1,020         37,811
   Stryker ..........................................        500         24,125
   Sun Microsystems* ................................      1,356          7,295
   Sungard Data Systems* ............................        977         27,678
   TJX ..............................................         10            251
   Transocean* ......................................        318         13,480
   Union Pacific ....................................        431         28,985
   Yum! Brands ......................................        589         27,789
                                                                    -----------
                                                                      1,121,516
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $1,995,291) .............................                 2,498,189
                                                                    -----------
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 10.5%
--------------------------------------------------------------------------------
   U.S. TREASURY BILLS (A) (B)
      1.800%, 02/24/05 ..............................   $280,000        279,200
                                                                    -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $279,251) ...............................                   279,200
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 27.9%
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ----------     ---------

   HighMark Diversified Money Market Fund ...........    105,399    $   105,399
   Union Bank of California Money Market Fund .......    616,415        616,415
   Union Bank of California Collateral Money
      Market Fund ...................................     16,613         16,613
                                                                    -----------
   TOTAL CASH EQUIVALENTS
      (Cost $738,427) ...............................                   738,427
                                                                    -----------
   TOTAL INVESTMENTS -- 132.9%
      (Cost $3,012,969) .............................                 3,515,816
                                                                    -----------
--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT -- (93.6)%
--------------------------------------------------------------------------------
AUSTRALIA -- (6.0)%
   Alumina ..........................................    (10,385)       (48,356)
   AMP ..............................................     (9,189)       (52,296)
   Stockland ........................................     (5,606)       (26,323)
   Woodside Petroleum ...............................     (2,062)       (32,490)
                                                                    -----------
                                                                       (159,465)
                                                                    -----------
DENMARK -- (0.4)%
   Danske Bank ......................................       (306)        (9,380)
                                                                    -----------
FRANCE -- (0.8)%
   France Telecom* ..................................       (210)        (6,953)
   Suez .............................................       (578)       (15,415)
                                                                    -----------
                                                                        (22,368)
                                                                    -----------
GERMANY -- (1.8)%
   Allianz* .........................................       (217)       (28,788)
   Beiersdorf* ......................................        (50)        (5,817)
   Deutsche Bank* ...................................        (51)        (4,528)
   Muenchener Rueckversicherungs* ...................        (78)        (9,590)
                                                                    -----------
                                                                        (48,723)
                                                                    -----------
JAPAN -- (15.1)%
   Kajima ...........................................     (6,000)       (25,822)
   Keio Electric Railway ............................     (5,000)       (29,326)
   Mabuchi Motor ....................................       (600)       (43,271)
   NGK Insulators ...................................     (3,000)       (28,691)
   Nintendo .........................................       (200)       (25,120)
   Resona Holdings* .................................    (11,000)       (22,329)
   Seiyu* ...........................................     (7,000)       (15,507)
   Seven-Eleven Japan ...............................     (1,000)       (31,521)
   Shimamura ........................................       (200)       (14,599)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ----------     ---------

JAPAN -- (CONTINUED)
   Shimizu ..........................................     (4,000)   $   (20,064)
   Shionogi .........................................     (1,000)       (13,829)
   Taiheiyo Cement ..................................    (11,000)       (27,374)
   Taisei ...........................................     (5,000)       (19,469)
   Tokyu ............................................     (4,000)       (21,626)
   Tostem Inax Holding ..............................     (1,000)       (18,161)
   Toyoda Gosei .....................................       (600)       (12,209)
   Yamato Transport .................................     (2,000)       (29,667)
                                                                    -----------
                                                                       (398,585)
                                                                    -----------
NETHERLANDS -- (6.1)%
   ASML Holding* ....................................       (573)        (9,198)
   IHC Caland .......................................       (748)       (47,521)
   Koninklijke Ahold* ...............................     (2,634)       (20,408)
   Royal Dutch Petroleum* ...........................       (811)       (46,685)
   Royal KPN* .......................................     (2,056)       (19,534)
   Royal Numico* ....................................       (462)       (16,660)
   Wolters Kluwer* ..................................        (13)          (261)
                                                                    -----------
                                                                       (160,267)
                                                                    -----------
SPAIN -- (2.1)%
   BSCH .............................................     (4,549)       (56,453)
                                                                    -----------
SWEDEN -- (4.4)%
   Assa Abloy* ......................................     (1,776)       (30,333)
   Atlas Copco, Cl A ................................       (356)       (16,071)
   Hennes & Mauritz, Cl B ...........................     (1,171)       (40,793)
   Skandia Forsakrings ..............................       (475)        (2,366)
   Swedish Match ....................................     (1,517)       (17,578)
   Telefonaktiebolaget LM Ericsson* .................     (2,728)        (8,703)
                                                                    -----------
                                                                       (115,844)
                                                                    -----------
SWITZERLAND -- (4.9)%
   ABB* .............................................     (1,227)        (6,852)
   Credit Suisse Group* .............................       (921)       (38,716)
   Roche Holding* ...................................       (308)       (35,456)
   SGS* .............................................        (22)       (15,410)
   Swiss Reinsurance* ...............................        (16)        (1,141)
   UBS* .............................................       (397)       (33,290)
                                                                    -----------
                                                                       (130,865)
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ----------     ---------

UNITED KINGDOM -- (9.1)%
   BP ...............................................       (359)   $    (3,501)
   Brambles Industries ..............................     (6,863)       (34,291)
   Carnival* ........................................       (227)       (13,850)
   Electrocomponents ................................       (584)        (3,193)
   GKN ..............................................     (3,043)       (13,817)
   Legal & General Group ............................     (9,761)       (20,614)
   Lloyds TSB Group .................................     (2,939)       (26,690)
   Peninsular & Oriental Steam Navigation ...........     (4,738)       (27,062)
   Prudential .......................................     (5,142)       (44,721)
   Reed Elsevier ....................................     (2,648)       (24,428)
   Royal & Sun Alliance Insurance Group .............    (18,336)       (27,283)
                                                                    -----------
                                                                       (239,450)
                                                                    -----------
UNITED STATES -- (42.9)%
   ACE ..............................................       (150)        (6,412)
   American Electric Power ..........................       (514)       (17,651)
   Amgen* ...........................................       (456)       (29,252)
   Apple Computer* ..................................       (179)       (11,528)
   Avery Dennison ...................................       (544)       (32,624)
   Bank of New York .................................       (481)       (16,075)
   Baxter International .............................       (867)       (29,946)
   Bristol-Myers Squibb .............................     (1,681)       (43,067)
   Campbell Soup ....................................     (1,123)       (33,566)
   ChevronTexaco ....................................       (746)       (39,172)
   Cintas ...........................................       (196)        (8,597)
   Consolidated Edison ..............................       (668)       (29,225)
   Corning* .........................................       (660)        (7,768)
   Dow Chemical .....................................       (270)       (13,368)
   DTE Energy .......................................     (1,018)       (43,906)
   Eastman Kodak ....................................     (1,286)       (41,473)
   Electronic Data Systems ..........................     (2,196)       (50,728)
   Equity Office Properties Trust ...................     (1,423)       (41,438)
   Equity Residential ...............................     (1,294)       (46,817)
   FirstEnergy ......................................       (846)       (33,425)
   Ford Motor .......................................     (1,515)       (22,180)
   General Dynamics .................................        (13)        (1,360)
   General Motors ...................................       (516)       (20,671)
   Gillette .........................................       (874)       (39,138)
   HJ Heinz .........................................       (762)       (29,710)
   Honeywell International ..........................       (371)       (13,137)
   International Paper ..............................       (748)       (31,416)
   JDS Uniphase* ....................................     (6,732)       (21,340)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------


                                                        SHARES         VALUE
                                                      ----------     ---------

UNITED STATES -- (CONTINUED)
   Kellogg ..........................................       (604)   $   (26,975)
   Lockheed Martin ..................................       (456)       (25,331)
   Lucent Technologies* .............................     (5,247)       (19,729)
   Medimmune* .......................................     (1,366)       (37,032)
   Mellon Financial .................................       (597)       (18,573)
   Newell Rubbermaid ................................     (1,785)       (43,179)
   Newmont Mining ...................................       (184)        (8,171)
   Northern Trust ...................................       (377)       (18,315)
   Novellus Systems* ................................       (314)        (8,757)
   Progress Energy ..................................     (1,020)       (46,145)
   Qualcomm .........................................        (54)        (2,290)
   Qwest Communications International* ..............       (622)        (2,762)
   SLM ..............................................       (110)        (5,873)
   Southern .........................................       (532)       (17,833)
   Southwest Airlines ...............................     (1,976)       (32,169)
   Tenet Healthcare* ................................     (3,134)       (34,411)
   Textron ..........................................       (281)       (20,738)
   Waste Management .................................       (397)       (11,886)
                                                                    -----------
                                                                     (1,135,159)
                                                                    -----------
   TOTAL SECURITIES SOLD SHORT
      (Proceeds $2,059,807) .........................                (2,476,559)
                                                                    -----------

PERCENTAGES ARE BASED ON NET ASSETS OF $2,644,716
 *  NON-INCOME PRODUCING SECURITY
CL  CLASS
(A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR FUTURES CONTRACTS.
(C) ALL OR A PORTION OF THESE SECURITIES HAVE BEEN PLEDGED AS COLLATERAL FOR SECURITIES SOLD SHORT.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS
Investments, at Cost ...........................................    $ 3,012,969
                                                                    ===========
Investments, at Value -- Note 2 ................................      3,515,816
Deposit with Broker for Securities Sold Short ..................      1,632,866
Accrued Income .................................................          6,679
                                                                    -----------
     Total Assets ..............................................      5,155,361
                                                                    -----------


LIABILITIES
Payable for Securities Sold Short at Value (Proceeds $2,059,807)      2,476,559
Payable for Dividends on Securities Sold Short .................          7,804
Payable for Variation Margin on Futures Contracts ..............          5,707
Investment Advisory Fees Payable ...............................          3,134
Administration Fees Payable ....................................            858
Trustees' Fees Payable .........................................            428
Payable to Custodian ...........................................            192
Accrued Expenses ...............................................         17,377
                                                                    -----------
     Total Liabilities .........................................      2,512,059
                                                                    -----------
NET ASSETS .....................................................    $ 2,643,302
                                                                    ===========


NET ASSETS CONSIST OF:
Paid in Capital ................................................    $ 4,347,858
Accumulated Net Investment Loss ................................            (29)
Accumulated Net Realized Loss ..................................     (1,840,898)
Unrealized Appreciation on Investments and Futures Contracts ...        135,215
Unrealized Appreciation on Foreign Currency and Translation
   of Other Assets and Liabilities in Foreign Currency .........          1,156
                                                                    -----------
NET ASSETS .....................................................    $ 2,643,302
                                                                    ===========


INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) ...................        290,483
                                                                    -----------
NET ASSET VALUE, Offering and Redemption Price Per Share .......          $9.10
                                                                    ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ANALYTIC FUNDS
                                                              FOR THE YEAR ENDED
                                                              DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                DEFENSIVE             SHORT-TERM           GLOBAL LONG-SHORT
                                                               EQUITY FUND            INCOME FUND                FUND
                                                               -----------            -----------          -----------------
INVESTMENT INCOME
Dividends .................................................    $   955,921             $   4,940              $    58,181
Interest ..................................................             --               521,254                    3,373
Less: Foreign Taxes Withheld ..............................             --                    --                     (251)
                                                               -----------             ---------              -----------
   TOTAL INVESTMENT INCOME ................................        955,921               526,194                   61,303
                                                               -----------             ---------              -----------
EXPENSES
Investment Advisory Fees ..................................        298,114                73,450                   24,633
Administration Fees .......................................        225,332               111,037                   11,172
Trustees' Fees ............................................         12,510                 5,550                       67
Dividends on Securities Sold Short ........................         89,068                    --                   63,955
Transfer Agent Fees .......................................         55,817                39,652                   25,799
Shareholder Servicing Fees ................................         55,705                72,492                      366
Legal Fees ................................................         37,854                20,083                    7,826
Printing Fees .............................................         26,880                14,772                      126
Registration and Filing Fees ..............................         17,056                15,343                   15,087
Audit Fees ................................................         15,730                15,144                   14,240
Custodian Fees ............................................          7,224                 3,564                   20,413
Other Expenses ............................................          5,371                 7,818                   14,912
                                                               -----------             ---------              -----------
   TOTAL EXPENSES .........................................        846,661               378,905                  198,596
                                                               -----------             ---------              -----------
Less:
Waiver of Investment Advisory Fees ........................       (146,812)              (73,450)                 (24,633)
Reimbursement of Expenses
   by Investment Adviser ..................................             --              (158,554)                 (77,983)
Fees Paid Indirectly(1) ...................................       (118,898)                   --                       --
                                                               -----------             ---------              -----------
   NET EXPENSES ...........................................        580,951               146,901                   95,980
                                                               -----------             ---------              -----------
NET INVESTMENT INCOME (LOSS) ..............................        374,970               379,293                  (34,677)
                                                               -----------             ---------              -----------
NET REALIZED GAIN (LOSS) ON:
   Investments (including securities sold short) ..........      2,453,092               (39,605)                (102,225)
   Written Option Contracts ...............................     (1,349,117)              193,647                       --
   Foreign Currency Transactions ..........................        568,808               222,515                   (8,747)
   Futures Contracts ......................................      1,008,728                (3,640)                 220,006
                                                               -----------             ---------              -----------
   TOTAL NET REALIZED GAIN ................................      2,681,511               372,917                  109,034
                                                               -----------             ---------              -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments (including securities sold short) ..........      1,538,328              (231,076)                 117,588
   Written Option Contracts ...............................        398,250                (4,943)                      --
   Foreign Currency Transactions ..........................       (166,072)               (1,042)                     (48)
   Futures Contracts ......................................         69,356               (28,776)                 (26,397)
                                                               -----------             ---------              -----------
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ...      1,839,862              (265,837)                  91,143
                                                               -----------             ---------              -----------
   NET REALIZED AND UNREALIZED GAIN .......................      4,521,373               107,080                  200,177
                                                               -----------             ---------              -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........    $ 4,896,343             $ 486,373              $   165,500
                                                               ===========             =========              ===========

(1) SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ANALYTIC FUNDS
                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 DEFENSIVE EQUITY FUND
                                                                                          -----------------------------------
                                                                                             YEAR                  YEAR
                                                                                             ENDED                 ENDED
                                                                                          DECEMBER 31,           DECEMBER 31,
                                                                                              2004                  2003
                                                                                          ------------           ------------
OPERATIONS:
   Net Investment Income (Loss) ......................................................    $    374,970           $    321,773
   Net Realized Gain .................................................................       2,681,511              2,633,883
   Net Change in Unrealized Appreciation (Depreciation) ..............................       1,839,862              6,029,376
                                                                                          ------------           ------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .................................................................       4,896,343              8,985,032
                                                                                          ------------           ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .............................................................        (779,761)              (350,026)
   Realized Capital Gains ............................................................      (1,583,487)                    --
                                                                                          ------------           ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................................................      (2,363,248)              (350,026)
                                                                                          ------------           ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................................................      15,241,478             17,776,979
   In Lieu of Cash Distributions .....................................................       2,288,567                339,002
   Redeemed ..........................................................................      (7,585,330)           (17,189,465)
                                                                                          ------------           ------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ......................................       9,944,715                926,516
                                                                                          ------------           ------------
   TOTAL INCREASE IN NET ASSETS ......................................................      12,477,810              9,561,522
                                                                                          ------------           ------------
NET ASSETS:
   Beginning of Year .................................................................      44,692,986             35,131,464
                                                                                          ------------           ------------
   End of Year .......................................................................    $ 57,170,796           $ 44,692,986
                                                                                          ============           ============
Undistributed (Distributions in Excess of) Net Investment Income (Loss) ..............    $    747,244           $    565,659
                                                                                          ============           ============
SHARES TRANSACTIONS:
   Issued ............................................................................       1,348,819              1,880,797
   In Lieu of Cash Distributions .....................................................         198,861                 33,564
   Redeemed ..........................................................................        (670,322)            (1,752,672)
                                                                                          ------------           ------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ........................         877,358                161,689
                                                                                          ============           ============

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ANALYTIC FUNDS
                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                      SHORT-TERM
                                                                                                      INCOME FUND
                                                                                           ----------------------------------
                                                                                              YEAR                  YEAR
                                                                                              ENDED                 ENDED
                                                                                           DECEMBER 31,          DECEMBER 31,
                                                                                               2004                  2003
                                                                                           ------------          ------------
OPERATIONS:
   Net Investment Income (Loss) ......................................................     $    379,293          $   119,331
   Net Realized Gain .................................................................          372,917              316,766
   Net Change in Unrealized Appreciation (Depreciation) ..............................         (265,837)              19,169
                                                                                           ------------          -----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .................................................................          486,373              455,266
                                                                                           ------------          -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .............................................................         (619,870)            (229,735)
   Realized Capital Gains ............................................................          (82,057)                  --
                                                                                           ------------          -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................................................         (701,927)            (229,735)
                                                                                           ------------          -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................................................       27,794,282           18,767,787
   In Lieu of Cash Distributions .....................................................          695,550              228,927
   Redeemed ..........................................................................      (17,455,076)          (8,080,309)
                                                                                           ------------          -----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ......................................       11,034,756           10,916,405
                                                                                           ------------          -----------
   TOTAL INCREASE IN NET ASSETS ......................................................       10,819,202           11,141,936
                                                                                           ------------          -----------
NET ASSETS:
   Beginning of Year .................................................................       15,054,987            3,913,051
                                                                                           ------------          -----------
   End of Year .......................................................................     $ 25,874,189          $15,054,987
                                                                                           ============          ===========
Undistributed (Distributions in Excess of) Net Investment Income (Loss) ..............     $   (116,048)         $  (117,779)
                                                                                           ============          ===========
SHARES TRANSACTIONS:
   Issued ............................................................................        2,669,212            1,816,977
   In Lieu of Cash Distributions .....................................................           66,927               22,121
   Redeemed ..........................................................................       (1,681,294)            (781,767)
                                                                                           ------------          -----------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ........................        1,054,845            1,057,331
                                                                                           ============          ===========


                                                                                                 GLOBAL LONG-SHORT FUND
                                                                                          ----------------------------------
                                                                                             YEAR                  YEAR
                                                                                             ENDED                 ENDED
                                                                                          DECEMBER 31,           DECEMBER 31,
                                                                                              2004                  2003
                                                                                          ------------           -----------
OPERATIONS:
   Net Investment Income (Loss) ......................................................     $  (34,677)          $      6,736
   Net Realized Gain .................................................................        109,034                346,735
   Net Change in Unrealized Appreciation (Depreciation) ..............................         91,143                 93,680
                                                                                           ----------           ------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .................................................................        165,500                447,151
                                                                                           ----------           ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .............................................................         (1,108)                (9,002)
   Realized Capital Gains ............................................................             --                     --
                                                                                           ----------           ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................................................         (1,108)                (9,002)
                                                                                           ----------           ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................................................        309,335             12,258,061
   In Lieu of Cash Distributions .....................................................          1,099                  9,002
   Redeemed ..........................................................................        (98,349)           (11,909,495)
                                                                                           ----------           ------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ......................................        212,085                357,568
                                                                                           ----------           ------------
   TOTAL INCREASE IN NET ASSETS ......................................................        376,477                795,717
                                                                                           ----------           ------------
NET ASSETS:
   Beginning of Year .................................................................      2,266,825              1,471,108
                                                                                           ----------           ------------
   End of Year .......................................................................     $2,643,302           $  2,266,825
                                                                                           ==========           ============
Undistributed (Distributions in Excess of) Net Investment Income (Loss) ..............     $      (29)          $        798
                                                                                           ==========           ============
SHARES TRANSACTIONS:
   Issued ............................................................................         35,673              1,735,120
   In Lieu of Cash Distributions .....................................................            130                  1,085
   Redeemed ..........................................................................        (11,630)            (1,687,729)
                                                                                           ----------           ------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ........................         24,173                 48,476
                                                                                           ==========           ============

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                    SELECTED PER SHARE DATA & RATIOS
                                                                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                                                          YEARS ENDED DECEMBER 31,
                                                                          --------------------------------------------------------


                                                                            2004        2003      2002(2)       2001        2000
                                                                          -------     -------     -------     -------      -------

Net Asset Value,
   Beginning of Year .................................................    $ 11.10     $  9.09     $ 10.46     $ 10.80      $ 11.82
                                                                          -------     -------     -------     -------      -------
Income (Loss) from Investment Operations:
   Net Investment Income .............................................       0.09*       0.08*       0.09        0.08         0.06
   Net Realized and Unrealized Gain (Loss) ...........................       0.99*       2.01*      (1.36)      (0.30)       (0.82)
                                                                          -------     -------     -------     -------      -------
   Total from Investment Operations ..................................       1.08        2.09       (1.27)      (0.22)       (0.76)
                                                                          -------     -------     -------     -------      -------
Dividends and Distributions:
   Net Investment Income .............................................      (0.19)      (0.08)      (0.10)(1)   (0.07)       (0.07)
   Net Realized Gain .................................................      (0.33)         --          --       (0.05)       (0.19)
                                                                          -------     -------     -------     -------      -------
   Total Dividends and Distributions .................................      (0.52)      (0.08)      (0.10)(1)   (0.12)       (0.26)
                                                                          -------     -------     -------     -------      -------

Net Asset Value,
   End of Year .......................................................    $ 11.66     $ 11.10     $  9.09     $ 10.46      $ 10.80
                                                                          =======     =======     =======     =======      =======
TOTAL RETURN+ ........................................................       9.87%      23.13%     (12.22)%     (1.98)%      (6.46)%
                                                                          =======     =======     =======     =======      =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands) ..................................    $57,171     $44,693     $35,131     $40,806      $48,244
Ratio of Expenses to Average Net Assets**
   (including Dividend Expense) ......................................       1.17%       1.30%       1.09%       0.99%        0.99%
Ratio of Expenses to Average Net Assets**
   (excluding Dividend Expense) ......................................       0.99%       0.99%       0.99%       0.99%        0.99%
Ratio of Expenses to Average Net Assets
   (excluding Waivers and Fees Paid Indirectly;
    including Dividend Expense) ......................................       1.70%       2.27%       1.94%       1.69%        1.17%
Ratio of Expenses to Average Net Assets
   (excluding Fees Paid Indirectly, including Dividend Expense) ......       1.41%       1.71%       1.46%       0.99%        0.99%
Ratio of Net Investment Income to Average Net Assets .................       0.75%       0.79%       0.91%       0.71%        0.51%
Portfolio Turnover Rate ..............................................        152%        241%++      233%++      216%         264%

  * PER SHARE AMOUNTS FOR THE YEAR ARE BASED ON AVERAGE OUTSTANDING SHARES.
 ** INCLUDES EXPENSE OFFSET FOR FEES PAID INDIRECTLY.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE YEAR. RETURNS SHOWN DO NOT
    REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ RATIO HAS BEEN RESTATED. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(1) INCLUDES A RETURN OF CAPITAL OF $(0.003).
(2) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC DEFENSIVE EQUITY FUND ACQUIRED THE ASSETS OF THE UAM ANALYTIC
    DEFENSIVE EQUITY FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ANALYTIC DEFENSIVE
    EQUITY FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC DEFENSIVE EQUITY FUND.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                    SELECTED PER SHARE DATA & RATIOS
                                                                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                                                         YEARS ENDED DECEMBER 31,
                                                                         ---------------------------------------------------------


                                                                           2004         2003       2002(1)      2001         2000
                                                                          -------      -------     -------     ------       ------

Net Asset Value,
   Beginning of Year .................................................    $ 10.45      $ 10.19     $ 9.93      $ 9.92       $ 9.79
                                                                          -------      -------     ------      ------       ------
Income (Loss) from Investment Operations:
   Net Investment Income .............................................       0.16*        0.16*      0.21        0.67         0.59
   Net Realized and Unrealized Gain (Loss) ...........................       0.06*        0.42*      0.41        0.01         0.13
                                                                          -------      -------     ------      ------       ------
   Total from Investment Operations ..................................       0.22         0.58       0.62        0.68         0.72
                                                                          -------      -------     ------      ------       ------
Dividends and Distributions:
   Net Investment Income .............................................      (0.27)       (0.32)     (0.36)      (0.67)       (0.59)
   Net Realized Gains ................................................      (0.03)          --         --          --           --
                                                                          -------      -------     ------      ------       ------
   Total Dividends and Distributions .................................      (0.30)       (0.32)     (0.36)      (0.67)       (0.59)
                                                                          -------      -------     ------      ------       ------

Net Asset Value,
   End of Year .......................................................    $ 10.37      $ 10.45     $10.19      $ 9.93       $ 9.92
                                                                          =======      =======     ======      ======       ======
TOTAL RETURN+ ........................................................       2.12%        5.76%      6.39%       7.02%        7.60%
                                                                          =======      =======     ======      ======       ======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands) ..................................    $25,874      $15,055     $3,913      $4,595       $3,646
Ratio of Expenses to Average Net Assets ..............................       0.60%        0.60%      0.60%       0.60%        0.60%
Ratio of Expenses to Average Net Assets
   (excluding Waivers and Reimbursements) ............................       1.55%        2.26%      4.31%       3.39%        3.86%
Ratio of Net Investment Income to Average Net Assets .................       1.55%        1.53%      2.08%       5.20%        6.02%
Portfolio Turnover Rate ..............................................         25%          22%       113%        167%          34%

  * PER SHARE AMOUNTS FOR THE YEAR ARE BASED ON AVERAGE OUTSTANDING SHARES.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE YEAR.
    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
    SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC SHORT-TERM INCOME FUND ACQUIRED THE ASSETS OF THE UAM ANALYTIC
    SHORT-TERM INCOME FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ANALYTIC
    SHORT-TERM INCOME FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC SHORT-TERM INCOME FUND.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                    SELECTED PER SHARE DATA & RATIOS
                                                                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                                                         YEARS ENDED DECEMBER 31,
                                                                          --------------------------------------------------------


                                                                           2004         2003       2002(2)      2001         2000
                                                                          -------      -------     -------     ------       ------

Net Asset Value,
   Beginning of Year .................................................     $ 8.51       $ 6.75     $ 7.44      $ 9.78       $11.25
                                                                           ------       ------     ------      ------       ------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss) ......................................      (0.12)*       0.03*      0.12        0.03         0.11
   Net Realized and Unrealized Gain (Loss) ...........................       0.71*        1.76*     (0.62)      (2.32)       (1.40)
                                                                           ------       ------     ------      ------       ------
   Total from Investment Operations ..................................       0.59         1.79      (0.50)      (2.29)       (1.29)
                                                                           ------       ------     ------      ------       ------
Dividends and Distributions:
   Net Investment Income .............................................      (0.00)**     (0.03)     (0.19)(1)   (0.05)       (0.10)
   Net Realized Gain .................................................         --           --         --          --        (0.08)
                                                                           ------       ------     ------      ------       ------
   Total Dividends and Distributions .................................      (0.00)**     (0.03)     (0.19)(1)   (0.05)       (0.18)
                                                                           ------       ------     ------      ------       ------

Net Asset Value,
   End of Year .......................................................     $ 9.10       $ 8.51     $ 6.75      $ 7.44       $ 9.78
                                                                           ======       ======     ======      ======       ======
TOTAL RETURN+ ........................................................       6.98%       26.59%     (6.73)%    (23.41)%     (11.44)%
                                                                           ======       ======     ======      ======       ======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands) ..................................     $2,643       $2,267     $1,471      $4,599       $6,731
Ratio of Expenses to Average Net Assets
   (including Dividend Expense) ......................................       3.90%        2.04%      1.30%       1.30%        1.30%
Ratio of Expenses to Average Net Assets
   (excluding Dividend Expense) ......................................       1.30%        1.30%      1.30%       1.30%        1.30%
Ratio of Expenses to Average Net Assets
   (excluding Waivers and Including Dividend Expense) ................       8.06%        7.42%      6.92%       4.78%        3.80%
Ratio of Net Investment Income (Loss) to Average Net Assets ..........      (1.41)%       0.35%      1.05%       0.84%        1.11%
Portfolio Turnover Rate ..............................................         73%         162%++     198%        176%          38%

  * PER SHARE AMOUNTS FOR THE YEAR ARE BASED ON AVERAGE OUTSTANDING SHARES.
 ** AMOUNT REPRESENTS LESS THAN $0.01.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE YEAR.
    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
    SHARES.
 ++ RATIO HAS BEEN RESTATED. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(1) INCLUDES A RETURN OF CAPITAL OF $(0.002).
(2) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC GLOBAL LONG-SHORT FUND ACQUIRED THE ASSETS OF THE UAM ANALYTIC
    INTERNATIONAL FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ANALYTIC GLOBAL
    LONG-SHORT FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC INTERNATIONAL FUND.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ANALYTIC FUNDS
                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the Analytic Defensive Equity Fund (the "Defensive Equity Fund"), Analytic Short-Term Income Fund (the "Short-Term Income Fund") and Analytic Global Long-Short Fund (the "Global Long-Short Fund"), (the "Funds"). The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     The Global Long-Short Fund uses a third party fair valuation vendor. The vendor provides a fair value for foreign securities held by this Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
     been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued, when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Long-Short Fund shall value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates its net asset value, it may request that a Committee meeting be called. In addition, the Funds' Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

     SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Discounts and premiums on securities purchased are amortized using the scientific method that approximates the effective interest method.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Global Long-Short Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. This Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Global Long-Short Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
     The following forward foreign currency contracts were outstanding on December 31, 2004:

                                                                                                      Unrealized
                                   Currency to                  Currency to         Contract         Appreciation/
     Maturity Date                   Receive                      Deliver             Value         (Depreciation)
     -------------                 -----------                  -----------         --------        --------------
     DEFENSIVE EQUITY FUND:
     ----------------------
     3/15/05           AUD          11,200,000      USD          8,428,448         $ 8,726,600          $298,152
     3/15/05           EUR           2,000,000      USD          2,660,460           2,720,289            59,829
     3/15/05           EUR           3,200,000      CHF          4,893,690           4,352,463            31,496
     3/15/05           GBP           5,400,000      USD         10,316,160          10,318,675             2,515
     3/15/05           NOK           6,800,000      USD          1,102,464           1,125,026            22,562
     3/15/05           NZD          11,600,000      USD          8,139,836           8,305,151           165,315
     3/15/05           USD           6,421,548      CAD          7,900,000           6,593,385          (171,836)
     3/15/05           USD           6,524,672      CHF          7,500,000           6,622,252           (97,580)
     3/15/05           USD          10,543,995      JPY      1,098,000,000          10,773,132          (229,137)
     3/15/05           USD           2,829,781      SEK         19,000,000           2,863,470           (33,689)
                                                                                   -----------          --------
                                                                                   $62,400,443          $ 47,627
                                                                                   ===========          ========

     SHORT-TERM INCOME:
     ------------------
     3/15/05           AUD           2,000,000      USD          1,504,280         $ 1,558,321          $ 54,041
     3/15/05           GBP             800,000      USD          1,528,160           1,528,693               532
     3/15/05           NOK           1,100,000      USD            178,395             181,989             3,595
     3/15/05           NZD           2,000,000      USD          1,403,220           1,431,923            28,703
     3/15/05           USD           1,219,491      CAD          1,500,000           1,251,908           (32,417)
     3/15/05           USD           1,304,707      CHF          1,500,000           1,324,450           (19,743)
     3/15/05           USD           1,527,561      JPY        159,000,000           1,560,044           (32,483)
     3/15/05           USD             252,935      SEK          1,700,000             256,205            (3,270)
                                                                                   -----------          --------
                                                                                   $ 9,093,533          $ (1,042)
                                                                                   ===========          ========
      CURRENCY LEGEND
      AUD -- Australian Dollar                  EUR -- Euro Dollar                  NOK -- Norwegian Krone
      CAD -- Canadian Dollar                    GBP -- British Pound                NZD -- New Zealand Dollar
      CHF -- Swiss Franc                        JPY -- Japanese Yen                 SEK -- Swedish Krona

     FUTURES CONTRACTS --Each of the Funds may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
     date. Additionally, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

     DERIVATIVE FINANCIAL INSTRUMENTS -- Each Fund may utilize various call options, put options and financial futures strategies in pursuit of its objective. These techniques will be used primarily to hedge against changes in security prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the Funds. These techniques are intended to act as an efficient means of adjusting exposure to stock and bond markets and to reduce the volatility of the currency exposure associated with foreign securities. The Funds will only write covered call and put options on common stock or stock indices.

     WRITTEN OPTIONS -- When a covered put or call option is written in a Fund, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. When a Fund writes a covered option, securities equal in value to the exercise price are placed in a segregated account to collateralize the outstanding option.

     When a covered written call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

     When a covered written put expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Fund purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

     The Funds write option contracts with off-balance sheet risk in the normal course of their investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     SHORT SALES -- As consistent with the Funds' investment objectives, the Funds may engage in short sales that are "uncovered." Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
     Until the Funds close their short position or replace the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Defensive Equity Fund are declared and paid quarterly, if any. Dividends from net investment income for the Short-Term Income Fund are declared daily and paid monthly. Dividends from net investment income for the Global Long-Short Fund are declared and paid annually, if any. Distributions of net realized capital gains, if any, for all Funds, will be distributed annually.

     REDEMPTION FEES -- The Global Long-Short Fund retains a redemption fee of 2.00% on redemptions of capital shares held less than 60 days. For the year ended December 31, 2004, there were no redemption fees retained.

     OTHER -- Portfolio turnover ratios of the Defensive Equity Fund for the years ended December 31, 2003 and December 31, 2002 and of the Global Long-Short Fund for the year ended December 31, 2003, as disclosed in the financial highlights for those Funds, have been restated. The ratios improperly included the effects of short sale activity; such effects have been appropriately excluded from the restated ratios. The restatement had no effect on the net asset values of the Funds.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEIInvestments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEIInvestment Company and/or SEIInvestments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
4. ADMINISTRATION, FEES PAID INDIRECTLY, SHAREHOLDER SERVICING, DISTRIBUTION AND TRANSFER AGENCY AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets. For the year ended December 31, 2004, the Administrator was paid 0.45% of the Funds' average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds may direct certain fund trades to brokers who pay a portion of the Fund's expenses. Under this arrangement, the Defensive Equity Fund had expenses reduced by $118,898, which was used to pay administration expenses. The effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the year end December 31, 2004 was 0.24%.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from theFunds for providing a variety of services, including record keeping and transaction processing. These shareholder servicing fees are based on the assets of the Funds that are serviced by the financial representative.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Analytic Investors, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc., provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.60% of the average daily net assets of the Defensive Equity Fund; 0.30% of the average daily net assets of the Short-Term IncomeFund; and 1.00% of the average daily net assets of the Global Long-Short Fund.

The Adviser has agreed to waive or limit its advisory fees or assume other expenses to limit the total annual fund operating expenses of each Analytic Fund (excluding dividend expenses) as follows: 0.99% of the Defensive Equity Fund; 0.60% of the Short-Term Income Fund and 1.30% of the Global Long-Short Fund. The fee waiver/expense reimbursement arrangement for each Fund can be terminated at any time at the option of the Adviser.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

6. INVESTMENT TRANSACTIONS:

The cost of securities purchased and the proceeds from securities sold and maturities, other than short-term investments and options, for the year ended December 31, 2004 were as follows:

                                                                               U.S. GOVT.           U.S. GOVT.
                                      PURCHASES       SALES AND MATURITIES      PURCHASES              SALES
                                     -----------     ----------------------   -----------           ----------
      Defensive Equity Fund          $63,858,073           $58,491,400        $        --           $       --
      Short-Term Income Fund             499,629                    --         12,860,721            4,368,526
      Global Long-Short Fund             243,339               232,065                 --                   --

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
Transactions in option contracts written in the Defensive Equity Fund for the year ended December 31, 2004 were as follows:

                                                                NUMBER OF
                                                                CONTRACTS              PREMIUMS
                                                              -------------          ------------
      Outstanding at December 31, 2003                             250                $   576,750
      Options written                                            3,232                 10,415,202
      Options terminated in closing purchase transactions       (2,824)                (9,618,007)
      Options expired                                             (358)                  (612,345)
                                                               -------                -----------
      Outstanding at December 31, 2004                             300                $   761,600
                                                               =======                ===========

Transactions in option contracts written in the Short-Term Income Fund for the year ended December 31, 2004 were as follows:

                                                               NUMBER OF
                                                               CONTRACTS                PREMIUMS
                                                             -------------            ------------
      Outstanding at December 31, 2003                              85                 $  33,170
      Options written                                            2,171                   422,423
      Options terminated in closing purchase transactions         (483)                 (119,824)
      Options expired                                           (1,657)                 (318,387)
                                                                ------                 ---------
      Outstanding at December 31, 2004                             116                 $  17,382
                                                                ======                 =========

The following Funds had futures contracts open as of December 31, 2004:

                                 NUMBER                                      UNREALIZED
   CONTRACT                        OF              SETTLEMENT               APPRECIATION
   DESCRIPTION                  CONTRACTS             MONTH                (DEPRECIATION)
   ------------                -----------        ------------             --------------
   DEFENSIVE EQUITY FUND
   Australian 10 Yr Bond         (106)               March 2005              $ 110,093
   CAC40 Index                    110              January 2005                 (2,220)
   Canadian 10 Yr                 113                March 2005                171,891
   DAX Index                      (40)               March 2005                (26,155)
   DJ Euro Stoxx 50 Index          23                March 2005                 (1,960)
   Euro Bond 10 Yr                 49                March 2005                 53,098
   FTSE 100 Index                 (65)               March 2005                (56,342)
   Hang Seng Index                 (6)             January 2005                  3,198
   IBEX 30 Plus Index              38              January 2005                 72,499
   Japan 10 Yr Bond                (5)               March 2005                (11,406)
   Long GILT 10 Yr                (61)               March 2005                (64,987)
   OMX Index                      284              January 2005                 44,666
   S&P 500 Index                    3                March 2005                 25,162
   S&P/MIB Index                  (17)               March 2005                (28,740)
   S&P/TSE 60 Index               (14)               March 2005                (23,700)
   SPI 200 Index                   67                March 2005                145,316
   Topix Index                     21                March 2005                 93,728
   US 10 Yr Note                   66                March 2005                 69,874
                                                                             ---------
                                                                             $ 574,015
                                                                             =========

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

                                 NUMBER                                      UNREALIZED
   CONTRACT                        OF              SETTLEMENT               APPRECIATION
   DESCRIPTION                  CONTRACTS             MONTH                (DEPRECIATION)
   ------------                -----------        ------------             --------------
   GLOBAL LONG-SHORT FUND
   Australian Dollar                7                March 2005               $  4,900
   Australian 10 Yr Bond           (7)               March 2005                  7,270
   British Pound                    5                March 2005                 (9,344)
   CAC40 Index                      5              January 2005                   (101)
   Canadian Dollar                 (3)               March 2005                    (60)
   DAX Index                       (2)               March 2005                 (1,308)
   DJ Euro Stoxx 50 Index           3                March 2005                   (256)
   Euro Dollar                      3                March 2005                  4,388
   Euro Bond 10 Yr                  4                March 2005                  4,335
   FTSE 100 Index                  (2)               March 2005                 (1,734)
   IBEX 35 Plus Index               3              January 2005                  5,724
   Japanese Yen                    (3)               March 2005                    113
   Long GILT 10 Yr                 (3)               March 2005                 (3,196)
   OMX Index                       17              January 2005                  2,674
   S&P 500 Index                    2                March 2005                 16,775
   S&P/MIB Index                   (1)               March 2005                 (1,691)
   SPI 200 Index                    3                March 2005                  6,507
   Swiss Franc                     (4)               March 2005                  2,150
   Topix Index                      2                March 2005                  8,927
   US 10 Yr Note                    3                March 2005                  3,047
                                                                              --------
                                                                              $ 49,120
                                                                              ========

7. FEDERAL TAX INFORMATION:

It is the Funds' intention to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and foreign currency transactions.

Permanent book and tax basis differences relating to the reclassification of short sale dividend expenses and foreign exchange gain (loss) may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of December 31, 2004.

                                  UNDISTRIBUTED     ACCUMULATED
                                 NET INVESTMENT     NET REALIZED      PAID-IN
      FUNDS                          INCOME          GAIN/LOSS        CAPITAL
      ------                     --------------    -------------   -------------
      Defensive Equity Fund          $586,376       $(586,376)      $      --
      Short-Term Income Fund          242,308          71,140        (313,448)
      Global Long-Short Fund           34,958           3,637         (38,595)

These reclassifications had no impact on the net assets or net asset value of the Funds.

The tax character of dividends and distributions paid during the last two years were as follows:

                                   ORDINARY         LONG TERM
      FUNDS                         INCOME        CAPITAL GAINS        TOTAL
      ------                    ------------    ---------------    -----------
      Defensive Equity Fund
      2004                         $779,761        $1,583,487       $2,363,248
      2003                          350,026                --          350,026
      Short-Term Income Fund
      2004                          701,927                --          701,927
      2003                          229,735                --          229,735
      Global Long-Short Fund
      2004                            1,108                --            1,108
      2003                            9,002                --            9,002

As of December 31, 2004, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

                                                                         ANALYTIC FUNDS
                                                         -----------------------------------------------
                                                           DEFENSIVE       SHORT-TERM         GLOBAL
                                                            EQUITY           INCOME         LONG-SHORT
                                                             FUND             FUND             FUND
                                                         -------------   --------------   --------------
      Undistributed Ordinary Income                       $   794,869      $ 198,499       $        --
      Undistributed Long-Term Capital Gains                   182,796             --                --
      Capital Loss Carryforwards                                   --        (94,840)       (1,792,757)
      Post-October Losses                                  (2,327,941)       (35,835)               --
      Post-October Currency Losses                                 --         (1,041)              (26)
      Net Unrealized Appreciation (Depreciation)            6,654,620       (186,179)           88,227
      Other Temporary Differences                             (47,623)      (313,507)               --
                                                          -----------      ---------       -----------
      Total Distributable Earnings (Accumulated Losses)   $ 5,256,721      $(432,903)      $(1,704,556)
                                                          ===========      =========       ===========

For Federal income tax purposes, net capital loss carryforwards (which will expire in the years indicated) may be carried forward and applied against future net capital gains as follows:

      FUNDS                         2005        2007       2008         2009      2010        TOTAL
      ------                        ----        ----       ----         ----      ----        -----
      Short-Term
       Income Fund                $3,860     $70,796    $20,184   $       --  $     --   $   94,840
      Global Long-Short Fund          --          --         --    1,268,181   524,576    1,792,757

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

During the year ended December 31, 2004, the Defensive Equity Fund, Short-Term Income Fund and Global Long-Short Fund utilized net capital loss carryforwards of $2,784,017, $59,044 and $86,057, respectively, to offset net capital gains. Also, during the year ended December 31, 2004, the Short-Term Income Fund had net capital loss carryforwards expire amounting to $313,448.

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2004 through December 31, 2004 that, in accordance with federal income tax regulations the Fund has elected to defer and treat as having arisen in the following fiscal year.

At December 31, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds were as follows:

                                                                                            NET UNREALIZED
                                    FEDERAL           APPRECIATED        DEPRECIATED         APPRECIATION
      FUNDS                        TAX COST           SECURITIES         SECURITIES         (DEPRECIATION)
      ------                     -----------          -----------        -----------        --------------
      Defensive Equity Fund      $59,532,275           $7,865,575        $(1,398,232)         $6,467,343
      Short-Term Income Fund      25,940,524                3,031           (194,070)           (191,039)
      Global Long-Short Fund       3,061,113              517,732            (63,029)            454,703

8. INVESTMENT RISKS:

At December 31, 2004, the net assets of the Global Long-Short Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

9. OTHER:

At December 31, 2004, the percentage of total shares  outstanding held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for each Fund was as follows:

      FUNDS                               NO. OF SHAREHOLDERS     % OWNERSHIP
      ------                              -------------------     -----------
      Defensive Equity Fund                       2                  39.2%
      Short-Term Income Fund                      2                  71.4
      Global Long-Short Fund                      3                  92.4

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and the Shareholders of
Analytic Defensive Equity Fund
Analytic Short-Term Income Fund
Analytic Global Long-Short Fund

In our opinion, the accompanying statements of net assets of Defensive Equity Fund and Short-Term Income Fund, and statement of assets and liabilities, including the schedule of investments, of Global Long-Short Fund, and the related statements of operations and of changes in net assets and the financial highlights, after the restatement described in Note 2 of the Notes to Financial Statements, present fairly, in all material respects, the financial position of Defensive Equity Fund, Short-Term Income Fund and Global Long-Short Fund (three portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 25, 2005

THE ADVISORS' INNER CIRCLE FUND


--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust,  length of term of office,  and the principal  occupations for the last five years of each of the  persons  currently  serving as Trustees  and  Officers  of the Trust.  Trustees  who are deemed not to be
"interested  persons" of the Trust are referred to as "Independent Board Members." Messrs.  Nesher and Doran are Trustees who may be
deemed to be "interested" persons of the Trust as that term is defined in the Investment Company Act





                                                    TERM OF
                              POSITION(S)          OFFICE AND
    NAME, ADDRESS,             HELD WITH            LENGTH OF                       PRINCIPAL OCCUPATION(S)
        AGE(1)                 THE TRUST          TIME SERVED(2)                      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T. COONEY                 Trustee            (Since 1993)               Vice Chairman  Ameritrust Texas N.A.,
77 yrs. old                                                                  1989-1992, and MTrust Corp., 1985-1989.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON            Trustee            (Since 1993)               Pennsylvania State University, Senior Vice
87 yrs. old                                                                  President, Treasurer (Emeritus); Financial
                                                                             and Investment Consultant, Professor of
                                                                             Transportation since 1984; Vice President-
                                                                             Investments, Treasurer, Senior Vice President
                                                                             (Emeritus), 1982-1984. Director,
                                                                             Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS               Trustee            (Since 1993)               Private investor from 1987 to present. Vice
75 yrs. old                                                                  President and Chief Financial officer, Western
                                                                             Company of North America (petroleum service
                                                                             company), 1980-1986. President of Gene Peters
                                                                             and Associates (import company), 1978-1980.
                                                                             President and Chief Executive Officer of
                                                                             Jos. Schlitz Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY                Trustee            (Since 1994)               Attorney, solo practitioner since 1994.
73 yrs. old                                                                  Partner, Dechert (law firm), September 1987-
                                                                             December 1993.






------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
  Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
  (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                                                  ANALYTIC FUNDS


--------------------------------------------------------------------------------

of 1940 by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained by calling 1-800-845-3885. The following chart lists Trustees and Officers as of December 31, 2004.


                                 NUMBER OF
                                PORTFOLIOS
                             IN THE ADVISORS'
                             INNER CIRCLE FUND
                             OVERSEEN BY BOARD                         OTHER DIRECTORSHIPS
                                  MEMBER                              HELD BY BOARD MEMBER3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T. COONEY                       38                      Trustee of The Advisors' Inner Circle Fund II,
77 yrs. old                                                  The MDL Funds, and The Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON                  38                      Member and Treasurer, Board of Trustees of
87 yrs. old                                                  Grove City College. Trustee of The Advisors'
                                                             Inner Circle Fund II, The MDL Funds, and
                                                             The Expedition Funds.



------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS                     38                      Trustee of The Advisors' Inner Circle Fund II,
75 yrs. old                                                  The MDL Funds, and The Expedition Funds.





------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY                      38                      Trustee of The Advisors' Inner Circle Fund II,
73 yrs. old                                                  The MDL Funds, The Expedition Funds,
                                                             State Street Research Funds, Massachusetts Health
                                                             and Education Tax-Exempt Trust, SEI Asset
                                                             Allocation Trust, SEI Daily Income Trust,
                                                             SEI Index Funds, SEI Institutional International
                                                             Trust, SEI Institutional Investments Trust, SEI
                                                             Institutional Managed Trust, SEI Liquid Asset
                                                             Trust and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                                                                       ANALYTIC FUNDS

------------------------------------------------------------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------




                                                    TERM OF
                              POSITION(S)          OFFICE AND
    NAME, ADDRESS,             HELD WITH            LENGTH OF                       PRINCIPAL OCCUPATION(S)
         AGE1                 THE TRUST           TIME SERVED2                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

GEORGE J. SULLIVAN, JR.        Trustee            (Since 1999)               Chief Executive Officer, Newfound
62 yrs. old                                                                  Consultants, Inc. since April 1997.
                                                                             General Partner, Teton Partners, L.P.,
                                                                             June 1991-December 1996; Chief Financial
                                                                             Officer, Nobel Partners, L.P., March 1991-
                                                                             December 1996; Treasurer and Clerk,
                                                                             Peak Asset Management, Inc., since 1991.



------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER              Chairman            (Since 1991)               Currently performs various services on behalf
58 yrs. old                 of the Board                                     of SEI Investments for which Mr. Nesher is
                             of Trustees                                     compensated. Executive Vice President of SEI
                                                                             Investments, 1986-1994. Director and
                                                                             Executive Vice President of the Administrator
                                                                             and the Distributor, 1981-1994.





------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN                Trustee            (Since 1992)               Self-employed consultant since 2003. Partner,
1701 Market Street,                                                          Morgan, Lewis & Bockius LLP (law firm),
Philadelphia, PA 19103                                                       counsel to the Trust, SEI Investments, the
64 yrs. old                                                                  Administrator and the Distributor from
                                                                             1976-2003. Director of Distributor since
                                                                             2003, Director of SEI Investments since 1974;
                                                                             Secretary of Investments since 1978.
------------------------------------------------------------------------------------------------------------------------------------

       NUMBER OF
      PORTFOLIOS
   IN THE ADVISORS'
   INNER CIRCLE FUND
   OVERSEEN BY BOARD                         OTHER DIRECTORSHIPS
        MEMBER                              HELD BY BOARD MEMBER3
--------------------------------------------------------------------------------------------------



           38                    Trustee, State Street Navigator Securities Lending Trust,
                                 since 1995. Trustee of The Advisors' Inner Circle Fund II,
                                 The MDL Funds, The Expedition Funds, SEI Asset
                                 Allocation Trust, SEI Daily Income Trust, SEI Index
                                 Funds, SEI Institutional International Trust, SEI
                                 Institutional Investments Trust, SEI Institutional
                                 Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt
                                 Trust. SEI Absolute Return Master Fund, L.P., SEI
                                 Opportunity Master Fund, L.P., SEI Absolute Return
                                 Fund, L.P., and SEI Opportunity Fund, L.P.
--------------------------------------------------------------------------------------------------



           38                    Trustee of The Advisors' Inner Circle Fund II, Bishop Street
                                 Funds, The Expedition Funds, The MDL Funds, SEI Asset
                                 Allocation Trust, SEI Daily Income Trust, SEI Index Funds,
                                 SEI Institutional International Trust, SEI Institutional
                                 Investments Trust, SEI Institutional Managed Trust,
                                 SEI Liquid Asset Trust, SEI Opportunity Master Fund, L.P.,
                                 SEI Opportunity Fund, L.P., SEI Absolute Return Master
                                 Fund, L.P., SEI Absolute Return Fund, L.P., SEI Tax
                                 Exempt Trust, SEI Global Master Fund, PLC, SEI Global
                                 Assets Fund, PLC, SEI Global Investments Fund, PLC
                                 and SEI Investment Global, Limited.
--------------------------------------------------------------------------------------------------
           38                    Director of SEI Investments Company and SEI Investments
                                 Distribution Co., Trustee of The Advisors' Inner Circle Fund II,
                                 The MDL Funds, the Expedition Funds, SEI Asset Allocation
                                 Trust, SEI Daily Income Trust, SEI Index Funds, SEI
                                 Institutional International Trust, SEI Institutional Investments
                                 Trust, SEI Institutional Managed Trust, SEI Liquid Asset
                                 Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
  Pennsylvania  19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
   1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                    46 & 47

THE ADVISORS' INNER CIRCLE FUND                                                                                       ANALYTIC FUNDS

------------------------------------------------------------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


                                                    TERM OF
                              POSITION(S)          OFFICE AND
    NAME, ADDRESS,             HELD WITH            LENGTH OF                       PRINCIPAL OCCUPATION(S)
         AGE1                 THE TRUST            TIME SERVED                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

JAMES F. VOLK, CPA            President           (Since 2003)               Senior Operations Officer, SEI Investments,
42 yrs.old                                                                   Fund Accounting and Administration (1996-
                                                                             present). Assistant Chief Accountant of the
                                                                             U.S.  Securities  and Exchange  Commission's
                                                                             Division of Investment  Management (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
PETER GOLDEN            Controller and Chief      (Since 2004)               Director, SEI Investments, Fund Accounting
40 yrs. old               Financial Officer                                  and Administration since June 2001. From
                                                                             March 2000 to 2001, Vice President of Funds
                                                                             Administration for J.P. Morgan Chase & Co.
                                                                             From 1997 to 2000, Vice President of Pension
                                                                             and Mutual Fund Accounting for Chase
                                                                             Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI        Chief Compliance        (Since 2004)               Vice President and Assistant Secretary of
36 yrs. old                    Officer                                       SEI Investments Global Funds Services from
                                                                             2000-2004; Vice President, Merrill Lynch & Co.
                                                                             Asset  Management  Group from  1998-2000;
                                                                             Associate at Pepper Hamilton LLP from
                                                                             1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
JAMES NDIAYE               Vice President         (Since 2004)               Employed by SEI Investments Company
36 yrs. old                 and Secretary                                    since 2004. Vice President, Deutsche Asset
                                                                             Management from 2003-2004. Associate Morgan,
                                                                             Lewis & Bockius LLP from 2000-2003. Counsel,
                                                                             Assistant Vice President, ING Variable Annuities
                                                                             Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------

                   NUMBER OF
                  PORTFOLIOS
               IN THE ADVISORS'
               INNER CIRCLE FUND
                  OVERSEEN BY                            OTHER DIRECTORSHIPS
                    OFFICER                                HELD BY OFFICER
-------------------------------------------------------------------------------


                       N/A                                       N/A




-------------------------------------------------------------------------------
                       N/A                                       N/A






-------------------------------------------------------------------------------
                       N/A                                       N/A





-------------------------------------------------------------------------------
                       N/A                                       N/A





--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.




                                     48 & 49

THE ADVISORS' INNER CIRCLE FUND                                                                                       ANALYTIC FUNDS

------------------------------------------------------------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------




                                                    TERM OF
                              POSITION(S)          OFFICE AND
    NAME, ADDRESS,             HELD WITH            LENGTH OF                       PRINCIPAL OCCUPATION(S)
         AGE1                 THE TRUST           TIME SERVED2                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
TIMOTHY D. BARTO         Vice President and       (Since 2000)               General Counsel, Vice President and Secretary
36 yrs. old              Assistant Secretary                                 of SEI Investments Global Funds Services
                                                                             since 1999; Associate, Dechert (law firm)
                                                                             from 1997-1999; Associate, Richter, Miller &
                                                                             Finn (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
JOHN MUNERA              Vice President and       (Since 2002)               Middle Office Compliance Officer at SEI
41 yrs. old              Assistant Secretary                                 Investments since 2000; Supervising Examiner
                                                                             at Federal Reserve Bank of Philadelphia from
                                                                             1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T. MASTERSON      Vice President and       (Since 2004)               Employed by SEI Investments Company since
40 yrs. old              Assistant Secretary                                 2004. General Counsel, CITCO Mutual Fund
                                                                             Services from 2003-2004. Vice President and
                                                                             Associate Counsel, Oppenheimer Funds from
                                                                             2001-2003 and Vice President and Assistant
                                                                             Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------


                   NUMBER OF
                  PORTFOLIOS
               IN THE ADVISORS'
               INNER CIRCLE FUND
                  OVERSEEN BY                            OTHER DIRECTORSHIPS
                    OFFICER                                HELD BY OFFICER
--------------------------------------------------------------------------------


                       N/A                                      N/A




--------------------------------------------------------------------------------
                       N/A                                      N/A



--------------------------------------------------------------------------------
                       N/A                                      N/A





--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.





                                     50 & 51

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

------------------------------------------------------------------------------------------------------
                                         BEGINNING           ENDING
                                          ACCOUNT            ACCOUNT        ANNUALIZED        PAID
                                           VALUE              VALUE           EXPENSE        DURING
                                           7/1/04            12/31/04         RATIOS         PERIOD*
------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Analytic Defensive Equity Fund           $1,000.00           $1,063.30         0.99%          $5.13
Analytic Short Term Income Fund           1,000.00            1,022.10         0.60            3.05
Analytic Global Long/Short Fund           1,000.00            1,085.10         1.30            6.81

HYPOTHETICAL 5% RETURN
Analytic Defensive Equity Fund           $1,000.00           $1,020.16         0.99%          $5.03
Analytic Short Term Income Fund           1,000.00            1,022.12         0.60            3.05
Analytic Global Long/Short Fund           1,000.00            1,018.60         1.30            6.60

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value or the period, multiplied by 184/366 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

----------------------------------------------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
For shareholders  that do not have a December 31, 2004 tax year end, this notice is for  informational  purposes only.
For shareholders with a December 31, 2004, please  consult your tax advisor as to the  pertinance  of this notice.
For the fiscal year ended December 31, 2004, each portfolio is designating the following items with regard to distributions paid during the year.
                                                                             DIVIDENDS
                                                                             QUALIFYING
                                                   NET                      FOR CORPORATE
                   LONG TERM     SHORT TERM     INVESTMENT                    DIVIDENDS     QUALIFYING      U.S.
                 CAPITAL GAIN   CAPITAL GAIN      INCOME           TOTAL     RECEIVABLE      DIVIDEND    GOVERNMENT
                 DISTRIBUTION   DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS  DEDUCTION (1)   INCOME (2)  INTEREST (3)
                 ------------   -------------  -------------  ------------- --------------  ----------   ------------
Defensive
   Equity Fund      67.00%          0.00%          33.00%         100.00%      100.00%        17.28%        1.63%
Short-Term
   Income Fund       0.00%          0.00%         100.00%         100.00%        0.00%         0.00%       52.57%
Global Long-Short
   Fund              0.00%          0.00%         100.00%         100.00%        0.00%       100.00%        5.50%

(1) Qualifying  dividends  represent  dividends  which  qualify for the  corporate dividends received deduction and is reflected  as  a  percentage  of  ordinary  Income  distributions  (the  total of short term  capital gain and net investment  income distributions).

(2) The  percentage  in this column represents the amount of "Qualifying  Dividend Income" as  created by the Jobs and
    Growth  Tax  Relief  Reconciliation Act of 2003 and is reflected as a percentage of ordinary income  distributions
    (the total of short term  capital gain and  net  investment  income  distributions).  It  is the intention of each of the aforementioned funds to designate the maximum  amount permitted by law.

(3) "U.S.  Government  Interest"  represents  the  amount of  interest  that was derived  from direct U.S.  Government obligations  and  distributed  during the fiscal year.  This amount is reflected as a percentage of total ordinary income distributions  (the total of short term capital gain and net  investment income distributions).  Generally, interest from direct U.S. Government obligations is exempt  from  state  income  tax.  However,  for  shareholders of  the  Analytic  Defensive Equity Fund and the Analytic Global  Long-Short Fund who are residents of California,
    Connecticut and New York, the statutory threshhold  requirements were not satisfied to permit exemption of these amounts from state income.

                               THE ANALYTIC FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-866-777-7818

                               INVESTMENT ADVISER:
                            Analytic Investors, Inc.
                             500 South Grand Avenue
                                   23rd Floor
                              Los Angeles, CA 90071

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004



This information must be preceded or accompanied by a current prospectus for the
                                Funds described.

ANA-AR-001-0300

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP Related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------------------------------------------------------------------------------------------------------------------
                                           2004                                                   2003
------------------------------------------------------------------------------------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------------------------------------------------------------------------------------------------------------------------------
(a)     Audit         $317,500            N/A               N/A            $348,000             N/A               N/A
        Fees

------------------------------------------------------------------------------------------------------------------------------
(b)     Audit-          N/A               N/A               N/A            $5,000 (1)           N/A               N/A
        Related
        Fees
------------------------------------------------------------------------------------------------------------------------------
(c)     Tax Fees        N/A               N/A               N/A               N/A               N/A               N/A

------------------------------------------------------------------------------------------------------------------------------
(d)     All             N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------------------------------------------------------------------------------------------------------------------------------

Notes:
    (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


Fees billed by PWC LLP related to the Trust

PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------------------------------------------------------------------
                                           2004                                                   2003
------------------------------------------------------------------------------------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------------------------------------------------------------------------------------------------------------------------------
(a)     Audit          $251,280            N/A               N/A            $213,375             N/A               N/A
        Fees

------------------------------------------------------------------------------------------------------------------------------
(b)     Audit-            $0            $10,780(1)        $8,500(2)            N/A            $5,045(1)            N/A
        Related
        Fees

------------------------------------------------------------------------------------------------------------------------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------------------------------------------------------------------------------------------------------------------------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------------------------------------------------------------------------------------------------------------------------------

Notes:
     (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

         --------------------------------------------------------------
                                             2004             2003
         --------------------------------------------------------------
           Audit-Related Fees                 0%               0%

         --------------------------------------------------------------
           Tax Fees                           0%               0%

         --------------------------------------------------------------
           All Other Fees                     0%               0%

         --------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         --------------------------------------------------------------
                                            2004             2003
         --------------------------------------------------------------
           Audit-Related Fees                44%              0%

         --------------------------------------------------------------
           Tax Fees                          0%               0%

         --------------------------------------------------------------
           All Other Fees                    0%               0%

         --------------------------------------------------------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PWC LLP for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h) Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund

                                            /s/ James F. Volk
By (Signature and Title)*                   ----------------------------
                                            James F. Volk, President
Date February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            /s/ James F. Volk
By (Signature and Title)*                   -----------------------------
                                            James F. Volk, President
Date February 24, 2005

                                            /s/ Peter J. Golden
By (Signature and Title)*                   -----------------------------
                                            Peter J. Golden, Controller & CFO
Date February 24, 2005

* Print the name and title of each signing officer under his or her signature.